Operating Lease Obligations (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
2021 (nine months)	$ 246,339	$ 59,291
2022	294,347
2023	252,000
2024	252,000
2025	249,357
Thereafter		26,673
Total	1,294,043	85,964
Amount representing imputed interest	(132,333)	(2,965)
Total operating lease liability	1,161,710	82,999
Current portion of operating lease liability	270,771	57,478	$ 81,502
Operating lease liability, non-current	$ 890,939	$ 25,521	$ 82,218